NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS
Schedule of net impairment losses on financial assets

	For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Impairment losses on trade and notes receivables (Note 14)	44,078	154,409	338,972
Impairment losses on other current assets (Note 15)	63,878	16,607	639,862
	107,956	171,016	978,834